Personnel expenses (Details Narrative) - Veraxa Biotech A G [Member] - CHF (SFr)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Entity Information [Line Items]
Number of VSOP shares issued	995,100
Number of shares issued	347,452	140,400
share based compensation expense	SFr 347,452	SFr 140,400
General and administrative expenses	SFr 14,106,551	SFr 2,920,321